Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 3,000,000	$ 2,999,990
Accounts receivable	84,400	103,805
Recognized credit losses	11,631	102,356
Cost of revenues	1,102,119	329,639	24,172
Revenues	209,981,306	170,911,999	96,879,173
Service fees	123,208	23,782	72,664
Deferred Revenue	18,469,332	2,154,042
Shipping cost	2,074,452	2,404,268	2,201,457
Marketing expense	$ 2,142,803	$ 3,285,558	$ 131,419
Number of supplier		2	1
Bank are insured (in Yuan Renminbi) | ¥				¥ 500,000
Exchange rates, per share (in Dollars per share) | $ / shares	$ 0.145	$ 0.1572
Average exchange rate, per share (in Dollars per share) | $ / shares	$ 0.1489	$ 0.155	$ 0.145
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life	3 years
Investee	20.00%
VAT	9.00%			9.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life	10 years
Investee	50.00%
VAT	13.00%			13.00%
Risks and Uncertainties [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 13,526,957	$ 18,237,655
Revenue Benchmark [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage	12.00%
Concentrations of credit risk, percentage		24.00%
Revenue Benchmark [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage	14.00%	45.00%
Two Customer [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage			10.60%
Two Customer [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage	15.90%		18.60%
Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	1		2
One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers		1
Concentrations of credit risk, percentage		15.80%
Supplier [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage	2.00%		87.00%
Jiangsu Longrich Group Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Products purchased			$ 21,300,000
Revenues
Chief Executive Officer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Products purchased
Revenues			$ 23,400,000